Goodwill and Intangible Assets - Intangible Assets Amortization Expense (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended	11 Months Ended	12 Months Ended
	Feb. 04, 2016	Mar. 31, 2018	Dec. 31, 2016	Dec. 31, 2018	Dec. 31, 2017
Finite-Lived Intangible Assets [Line Items]
Intangible asset amortization expense		$ 61,462	$ 206,086	$ 242,849	$ 238,156
Predecessor
Finite-Lived Intangible Assets [Line Items]
Intangible asset amortization expense	$ 3,119